COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 16: -     COMMITMENTS AND CONTINGENT LIABILITIES

a.
The Company leases facilities for its offices and research and development activities, as well as motor vehicles under operating leases. Future minimum lease payments under non-cancelable operating leases for the years ended December 31, are as follows:

2018	$742
2019	278
2020	285
2021	243

$1,548

The Company has provided bank guarantees in the amount of $304 to secure compliance with its facilities rental payment requirements.

b.	Claims

As of December 31, 2017, the Company is not involved in any claims.

c.	Government grants

The Company received research and development grants from the IIA, BIRD and CIIRDF, see note 12. If no economic benefits are expected from the research activity, the royalty obligation is not recorded as a liability and instead is treated as a contingent liability in accordance with IAS 37. The grants from the IIA impose certain restrictions on the transfer outside of Israel of the underlying know-how and the manufacturing or manufacturing rights of the underlying products and technologies.